CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	59,849,784	51,293,070
Ordinary shares, shares outstanding	59,849,784	51,293,070